DISPOSAL OF ASSETS - Narrative (Details) € in Millions, ฿ in Millions, R in Millions, $ in Millions	1 Months Ended						12 Months Ended
	Nov. 30, 2020 USD ($) MW	Nov. 30, 2020 EUR (€) MW	Sep. 30, 2020 USD ($) MW	Sep. 30, 2020 ZAR (R) MW	Mar. 31, 2020 THB (฿) MW	Mar. 31, 2020 USD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investment [Line Items]
Total consideration							$ 254.0
Loss on disposal, net of transaction costs							18.0
Revaluation increase in property, plant and equipment							$ 4,112.0	$ 2,413.0
Proceeds from sold interest, net of foreign exchange contract settlements			$ 8.0
Brookfield Renewable and Institutional Partners
Investment [Line Items]
Proceeds from sold interest, net of foreign exchange contract settlements			$ 25.0
39 MW Portfolio - Thailand
Investment [Line Items]
Solar power capacity | MW					39	39
Total consideration					฿ 3,079	$ 94.0
Ownership interest					31.00%	31.00%
Loss on disposal, net of transaction costs						$ 4.0
Revaluation increase in property, plant and equipment						42.0
39 MW Portfolio - Thailand | Brookfield Renewable and Institutional Partners
Investment [Line Items]
Loss on disposal, net of transaction costs						$ 12.0
33 MW Portfolio - South Africa
Investment [Line Items]
Solar power capacity | MW			33	33
Total consideration			$ 18.0	R 300
Ownership interest			31.00%	31.00%
Loss on disposal, net of transaction costs			$ 4.0
Revaluation increase in property, plant and equipment			$ 22.0
47 MW Portfolio Ireland
Investment [Line Items]
Solar power capacity | MW	47	47
Total consideration	$ 142.0	€ 119
Ownership interest	39.60%	39.60%
Loss on disposal, net of transaction costs	$ (2.0)
Revaluation increase in property, plant and equipment	$ 1.0